Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	12.31.2021	12.31.2020

Temporarily non-deductible provisions (i)	155.3	133.7
Tax loss carryforwards	7.1	0.5
Functional currency effect of the non-monetary assets	(529.1)	(509.3)
Gains not realized from sales of the Company to subsidiaries	14.7	14.5
Effect of differences by fixed asset	(21.4)	14.1
Differences between basis: account x tax	(33.1)	(23.6)
Assets and liabilities held for sale	(1.7)	—

Deferred tax assets (liabilities), net	(408.2)	(370.1)

Total deferred tax asset	97.6	104.6
Total deferred tax liability	(505.8)	(474.7)

(i)
Temporary differences
include accounting provisions, foreign exchange rate gains or losses included in income tax calculation when cash settled and other differences which will be included or excluded in income tax calculation when realized for fiscal purposes.

Changes in Deferred Income Tax
Changes in deferred income tax that affected profit or loss were as follows:

	From the statement of income	Other comprehensive income	Total

At December 31, 2018	(250.2)	17.8	(232.4)

Temporarily non-deductible provisions	43.1	—	43.1
Tax loss carryforwards	1.1	—	1.1
Functional currency effect of the non-monetary assets	16.4	—	16.4
Provision Gain not realized at sales from Controlling company to subsidiaries	0.4	—	0.4
Effect of differences by fixed asset	(23.4)	—	(23.4)
Differences between basis: account x tax	(70.8)	(2.8)	(73.6)
Discontinued operation	(30.7)	27.5	(3.2)

At December 31, 2019	(314.1)	42.5	(271.6)

Temporarily non-deductible provisions	68.5	—	68.5
Tax loss carryforwards	0.3	—	0.3
Functional currency effect of the non-monetary assets	(211.9)	—	(211.9)
Gains not realized from sales of Parent Company to subsidiaries	(8.6)	—	(8.6)
Effect of differences by fixed asset	26.1	—	26.1
Differences between basis: account x tax	20.9	6.2	27.1

At December 31, 2020	(418.8)	48.7	(370.1)

Temporarily non-deductible provisions	21.6	—	21.6
Tax loss carryforwards	6.6	—	6.6
Functional currency effect of the non-monetary assets	(19.8)	—	(19.8)
Gains not realized from sales of Parent Company to subsidiaries	0.2	—	0.2
Effect of differences by fixed asset	(35.5)	—	(35.5)
Differences between basis: account x tax	(11.5)	2.0	(9.5)
Discontinued operation	(1.7)	—	(1.7)

At December 31, 2021	(458.9)	50.7	(408.2)

Reconciliation of Income Tax Expense

24.3 Reconciliation of income tax expense

	12.31.2021	12.31.2020	12.31.2019

Loss before income tax	27.4	(635.2)	(186.2)

Income tax and social contribution at the nominal Brazilian enacted tax rate - 34%	(9.3)	216.0	63.3

Tax on profits of overseas subsidiaries	(92.1)	(21.3)	(72.3)
Transfer Pricing and Thin Capitalization	(36.3)	(47.7)	—
Functional currency effect of the non-monetary assets	(60.0)	(250.4)	16.4
Research and development tax incentives	1.2	1.6	23.0
Equity in the earnings of subsidiaries	0.4	0.8	—
Fiscal credits (recognized and non recognized)	(68.2)	(104.6)	(16.7)
Tax rate difference	28.2	10.4	6.6
Other differences between accounting and fiscal basis (i)	165.2	195.6	(150.6)
Effects of Dropdown (ii)	—	(93.5)	—

	(61.6)	(309.1)	(193.6)

Income tax and social contribution income (expense) benefit as reported	(70.9)	(93.1)	(130.3)

Current income tax and social contribution expense as reported	(32.5)	11.6	(97.1)
Deferred income tax and social contribution income (expense) benefit as reported	(38.4)	(104.7)	(33.2)

(i)
Other differences between accounting and fiscal basis mainly refer to: permanent additions and exclusions, realization of foreign exchange gain or loss and differences between accounting basis and fiscal treatments in the income tax calculation (depreciation of fixed assets, provision for inventory losses, among others).

(ii)
Effects of Dropdown include tax impacts of the internal
carve-out
process concluded as of January 1, 2020, in relation to provisions transferred as part of the capital contribution by Embraer to Yaborã and added in the taxable income for the period according to the Brazilian tax rules.